Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table (SCT) Total for CEO(1)	CompensationActually Paid to CEO(2)	Average SCT Total for Non-CEO NEOs	Average CompensationActually Paid to Non-CEO NEOs(2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)(4)	Net Loss(5) (in thousands)	Adjusted EBITDA(6) (in thousands)
2023	$—	$(59,146)	$1,222,403	$735,127	$27	$106	$(118,147)	$11,021
2022	4,435,013	(8,154,225)	3,189,684	(766,685)	31	100	(137,403)	(2,487)
2021	5,961,043	5,615,764	3,297,583	2,846,251	114	125	(153,210)	(11,248)
2020	5,484,782	9,793,002	2,382,879	3,260,067	125	130	(115,017)	(21,287)

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
For purposes of the tables below, our CEO and non-CEO named executive officers for 2020, 2021, 2022, and 2023 are the following:

Year	CEO	Non-CEO Named Executive Officers
2023	Daniel Burton	Bryan Hunt, Jason Alger, Benjamin Landry, Linda Llewelyn, and Daniel Orenstein
2022	Daniel Burton	Bryan Hunt, Patrick Nelli, Paul Horstmeier, Daniel Orenstein, and Kevin Freeman
2021	Daniel Burton	Bryan Hunt, Patrick Nelli, Paul Horstmeier, and Daniel Orenstein
2020	Daniel Burton	Patrick Nelli, Paul Horstmeier, Daniel Orenstein, and Linda Llewelyn

Peer Group Issuers, Footnote	As permitted by SEC rules, the peer group referenced for purposes of “Peer Group Total Shareholder Return” is that of the Nasdaq Health Care Index, which is the industry index reported in our annual report on Form 10-K for 2023 in accordance with Regulation S-K Item 201(e).
PEO Total Compensation Amount	$ 0	$ 4,435,013	$ 5,961,043	$ 5,484,782
PEO Actually Paid Compensation Amount	$ (59,146)	(8,154,225)	5,615,764	9,793,002
Adjustment To PEO Compensation, Footnote

		2022		2023
		CEO	Avg. Non-CEO NEOs	CEO	Avg. Non-CEO NEOs
Summary Compensation Table Total		$4,435,013	$3,189,684	$—	$1,222,403
-	Grant date fair value of awards granted in fiscal year	(4,276,117)	(2,602,345)	—	(919,465)
+	Year-end fair value of outstanding and unvested awards granted in fiscal year	996,562	692,192	—	411,951
+	Change in fair value of outstanding and unvested awards granted in prior fiscal years	(4,431,879)	(755,897)	(132,027)	(30,346)
+	Change in fair value as of vesting date of awards granted in prior years that vested in fiscal year	(5,164,119)	(1,391,513)	72,881	15,072
+	Fair value as of vesting date of awards granted and vested in fiscal year	286,315	260,625	—	91,320
-	Fair value as of prior fiscal year-end of awards granted in prior years that were forfeited in fiscal year	—	(159,431)	—	(55,808)
Compensation Actually Paid		$(8,154,225)	$(766,685)	$(59,146)	$735,127

Non-PEO NEO Average Total Compensation Amount	$ 1,222,403	3,189,684	3,297,583	2,382,879
Non-PEO NEO Average Compensation Actually Paid Amount	$ 735,127	(766,685)	2,846,251	3,260,067
Adjustment to Non-PEO NEO Compensation Footnote

		2022		2023
		CEO	Avg. Non-CEO NEOs	CEO	Avg. Non-CEO NEOs
Summary Compensation Table Total		$4,435,013	$3,189,684	$—	$1,222,403
-	Grant date fair value of awards granted in fiscal year	(4,276,117)	(2,602,345)	—	(919,465)
+	Year-end fair value of outstanding and unvested awards granted in fiscal year	996,562	692,192	—	411,951
+	Change in fair value of outstanding and unvested awards granted in prior fiscal years	(4,431,879)	(755,897)	(132,027)	(30,346)
+	Change in fair value as of vesting date of awards granted in prior years that vested in fiscal year	(5,164,119)	(1,391,513)	72,881	15,072
+	Fair value as of vesting date of awards granted and vested in fiscal year	286,315	260,625	—	91,320
-	Fair value as of prior fiscal year-end of awards granted in prior years that were forfeited in fiscal year	—	(159,431)	—	(55,808)
Compensation Actually Paid		$(8,154,225)	$(766,685)	$(59,146)	$735,127

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationships Between Information Presented
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Compensation Actually Paid and Cumulative TSR
We believe the Pay versus Performance Table shows the alignment between compensation actually paid to the named executive officers and our performance, consistent with our compensation philosophy. Specifically, a significant portion of target named executive officer pay opportunity is tied to our stock performance. Accordingly, the compensation actually paid to the named executive officers for the past four fiscal years presented in the Pay versus Performance table was generally aligned with our TSR performance, increasing when our TSR performance increased and declining when our TSR performance declined.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss
	Net loss is not currently a financial performance measure that we use in the compensation program design for our named executive officers. Accordingly, there is not a direct relationship between the compensation actually paid to our named executive officers and net loss.
Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Adjusted EBITDA
Adjusted EBITDA is an important financial performance measure that we use in the compensation program design for our named executive officers, including the main metric used in determining the fiscal year 2022 and 2023 cash bonus. During the earlier fiscal years presented in the Pay versus Performance Table there is minimal correlation between compensation actually paid to named executive officers and our Adjusted EBITDA performance primarily due to a significantly larger portion of the target named executive officer pay opportunity being tied to our stock performance, however, there is a stronger correlation for fiscal 2023 compared to fiscal 2022. Looking ahead to fiscal year 2024, we expect more alignment between Adjusted EBITDA performance and the compensation actually paid to named executive officers as Adjusted EBITDA will still be a key metric in determining the cash bonus achievement for our named executive officers.

Adjusted EBITDA is a non-GAAP financial measure. For an explanation of our management’s use of Adjusted EBITDA and a reconciliation of net loss, the most directly comparable financial measure calculated in accordance with GAAP, to Adjusted EBITDA, please see Appendix A to this Proxy Statement.

Total Shareholder Return Vs Peer Group
Description of Relationships Between Information Presented
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Compensation Actually Paid and Cumulative TSR
We believe the Pay versus Performance Table shows the alignment between compensation actually paid to the named executive officers and our performance, consistent with our compensation philosophy. Specifically, a significant portion of target named executive officer pay opportunity is tied to our stock performance. Accordingly, the compensation actually paid to the named executive officers for the past four fiscal years presented in the Pay versus Performance table was generally aligned with our TSR performance, increasing when our TSR performance increased and declining when our TSR performance declined.

Tabular List, Table

•	Adjusted EBITDA

•	GAAP Revenue

•	Dollar-based Retention Rate

•	Net New / Total DOS Subscription Clients

Total Shareholder Return Amount	$ 27	31	114	125
Peer Group Total Shareholder Return Amount	106	100	125	130
Net Income (Loss)	$ (118,147,000)	$ (137,403,000)	$ (153,210,000)	$ (115,017,000)
Company Selected Measure Amount	11,021,000	(2,487,000)	(11,248,000)	(21,287,000)
PEO Name	Daniel Burton	Daniel Burton	Daniel Burton	Daniel Burton
Additional 402(v) Disclosure	In accordance with Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationships between compensation actually paid to named executive officers and company performance. In this section, we refer to “compensation actually paid” and other terms used in the applicable SEC rules. For information concerning the company’s compensation philosophy and how the company aligns executive compensation with its financial and operational performance, refer to the section titled “Executive Compensation – Compensation Discussion and Analysis” above. We refer collectively to awards of RSUs, PRSUs, and stock options as equity awards in this Pay versus Performance sectionRepresents the total compensation reported for the CEO for each corresponding year in the “Total” column of the Summary Compensation Table.The calculation for “Compensation Actually Paid” is presented in the table below in accordance with the requirements of Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO and non-CEO NEOs during the applicable year. For Health Catalyst and our peer group, the TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.The dollar amounts reported represent the amount of net loss reflected in our audited consolidated financial statements for the applicable year.
The table above reconciles Summary Compensation Table pay to Compensation Actually Paid in accordance with the required methodology from Item 402(v) of Regulation S-K, meaning that outstanding awards have been valued prior to vesting based on fair values. The change in fair values of RSUs across measurement dates is attributable to the change in stock prices. The change in the fair values of stock options is measured using a Black-Scholes model and is driven by changes in stock price and the expected life of the stock options as well as the prevailing stock price volatility, risk-free rate, and dividend yield at the measurement date.

The change in the fair values of the PRSUs reflects our projected payout factors relative to the performance metric and stock price as at fiscal year-end.
As described in greater detail in “Compensation Discussion and Analysis,” our compensation programs are designed to drive and reward performance and further align the compensation of our executive officers with the long-term interests of our stockholders. As required by Item 402(v) of Regulation S-K, the following is a list of performance measures, which in our assessment represents the most important performance measures used by us to link compensation actually paid to our named executive officers for 2023:

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
Adjusted EBITDA is the financial measure from the tabular list of most important performance measures below, which represents the most important measure used to link compensation actually paid to our named executive officers in fiscal 2023 to the company’s performance. Adjusted EBITDA is a non-GAAP financial measure. For an explanation of our management’s use of Adjusted EBITDA and a reconciliation of net loss, the most directly comparable financial measure calculated in accordance with GAAP, to Adjusted EBITDA, please see Appendix A to this Proxy Statement.

Measure:: 2
Pay vs Performance Disclosure
Name	GAAP Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Dollar-based Retention Rate
Measure:: 4
Pay vs Performance Disclosure
Name	Net New / Total DOS Subscription Clients
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (4,276,117)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	996,562
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(132,027)	(4,431,879)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	286,315
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,881	(5,164,119)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(919,465)	(2,602,345)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	411,951	692,192
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,346)	(755,897)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,320	260,625
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,072	(1,391,513)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (55,808)	$ (159,431)